Business Acquisitions - Business Acquisition, Pro Forma Information (Details) - Questar Pipelines - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business acquisition, pro forma adjustment, transaction costs		$ 48,700
Business acquisition, pro forma adjustment, transaction costs, incremental interest expense	$ 48,400	52,100
Total operating revenues	4,236	3,980
Net income (loss) attributable	$ 278	$ 276
Basic earnings per share (in USD per Share)	$ 4.70	$ 4.93
Diluted earnings per share (in USD per Share)	$ 4.69	$ 4.93